Taxes on Income (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accrued employee benefits	$ 258	$ 266
Research and development costs	1,029	1,065
Operating loss carryforwards	1,370	306
Property, plant and equipment	10	0
Share based compensation	438	338
Intangible assets	16	117
Operating lease liabilities	485	446
Goodwill	55	382
Other	36	39
Gross deferred tax assets, before valuation allowances	3,697	2,959
Less: valuation allowance	(2,918)	0
Total deferred tax assets	779	2,959
Deferred tax liabilities:
Intangible assets	(290)	(161)
Operating leases right-of-use, net	(521)	(485)
Total deferred tax liabilities	(811)	(646)
Net deferred tax assets	(32)	2,313
In Israel	0	2,359
Foreign jurisdictions	(32)	(46)
Deferred Tax Assets, Net of Valuation Allowance	779	2,959
Non-current deferred tax assets	0	2,359
Non-current deferred tax liabilities	$ (32)	$ (46)